STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Liquidation Basis
ASSETS
Net Assets	$ 85,892,497
Net Assets, representing:
Equity of contract owners	51,979,417
Equity of The Prudential Insurance Company of America	$ 33,913,080
Portfolio shares held	1,838,524
Portfolio net asset value per share	$ 46.72
Contract owner units outstanding	16,323,516
Liquidation Basis | At net realizable value
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 85,892,497
Going Concern Basis
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership		$ 82,993,691
Net Assets		82,993,691
Net Assets, representing:
Equity of contract owners		56,909,333
Equity of The Prudential Insurance Company of America		$ 26,084,358
Portfolio shares held		1,838,524
Portfolio net asset value per share		$ 45.14
Contract owner units outstanding		18,328,956